UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21606
Investment Company Act File Number:

Centaur Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

1460 Main Street, Suite 234
Southlake, TX 76092
(Address of Principal Executive Offices)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

(303) 623-2577
(Registrant’s Telephone Number)

Date of fiscal year end:  October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1 – Schedule of Investments.

Centaur Total Return Fund
Schedule of Investments
As of July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.55%

Consumer Discretionary - 11.89%
Dave & Buster's Entertainment, Inc.(a)(b)	15,000	$667,500
DSW, Inc., Class A	13,500	327,510
International Speedway Corp., Class A	30,000	1,013,100
The Priceline Group, Inc.(a)(b)	400	540,324
Speedway Motorsports, Inc.	40,000	706,800
		3,255,234
Financials - 19.86%
Alleghany Corp.(b)	2,500	1,358,750
Berkshire Hathaway, Inc., Class B(b)	11,000	1,586,970
Brown & Brown, Inc.	15,000	549,900
Carter Bank & Trust	21,500	295,625
Charter Financial Corp.	10,000	130,400
Compass Diversified Holdings	36,500	621,230
Enstar Group, Ltd.(b)	3,700	616,383
Hallmark Financial Services, Inc.(b)	26,000	275,860
		5,435,118
Health Care - 1.89%
Gilead Sciences, Inc.	6,500	516,555

Industrials - 3.84%
CRA International, Inc.(b)	16,000	441,920
Tetra Tech, Inc.	18,500	609,205
		1,051,125
Information Technology - 20.07%
Activision Blizzard, Inc.(a)	8,500	341,360
Apple, Inc.	14,000	1,458,940
Cognizant Technology Solutions Corp., Class A(b)	15,000	862,350
IAC/InterActiveCorp	15,000	869,400
Kulicke & Soffa Industries, Inc.(b)	10,000	125,600
Match Group, Inc.(a)(b)	15,000	236,250
Mind CTI, Ltd.	130,000	270,400
The Rubicon Project, Inc.(a)(b)	72,500	1,023,700
USA Technologies, Inc.(a)(b)	65,000	306,800
		5,494,800

Total Common Stocks (Cost $14,356,322)		15,752,832

PREFERRED STOCKS - 1.32%

Consumer Discretionary - 1.32%
Bayerische Motoren Werke AG	5,000	362,232

Total Preferred Stocks (Cost $317,682)		362,232

CLOSED END FUNDS - 2.09%

Alpine Total Dynamic Dividend Fund	30,000	232,200

	Shares	Value
Closed End Funds (continued)
Boulder Growth & Income Fund, Inc.	40,000	$339,200
		571,400

Total Closed End Funds (Cost $513,430)		571,400

EXCHANGE TRADED FUNDS - 2.47%

iShares® Silver Trust(a)(b)	35,000	677,250

Total Exchange Traded Funds (Cost $505,562)		677,250

	Principal Value	Value
CONVERTIBLE CORPORATE BONDS - 2.19%

Consumer, Cyclical - 2.19%
Iconix Brand Group, Inc., 1.50%, 3/15/2018	$700,000	598,500

Total Convertible Corporate Bonds (Cost $497,072)		598,500

	Shares	Value
WARRANTS - 3.12%

Financials - 3.12%
JPMorgan Chase & Co., Strike Price: $42.39, Expires: 10/28/2018	20,000	447,800
The PNC Financial Services Group, Inc., Strike Price: $67.33, Expires: 12/31/2018	22,500	405,000

Total Warrants (Cost $782,528)		852,800

	Number of Contracts	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS - 0.00%(c)
Purchased Put Options - 0.00%(c)
iShares® Russell 2000 ETF	70	$112.00	08/19/2016	1,190

Total Purchased Options (Cost $23,557)				1,190

SHORT TERM INVESTMENT - 30.82%

Fidelity Institutional Money Market Fund - Government Portfolio, 0.250%(d)		8,434,586		8,434,586

Total Short Term Investment (Cost $8,434,586)				8,434,586

Total Investments - 99.56% (Cost $25,430,739)				$27,250,790

Other Assets in Excess of Liabilities - 0.44%(e)				121,108

Net Assets - 100.00%				$27,371,898

(a)	All or a portion of security is subject to call options written.

(b)	Non-income producing investment.
(c)	Less than 0.005% of Net Assets.
(d)	Represents 7 day effective yield.
(e)	Includes cash which is being held as collateral for written options in the amount of $291,869.

	Number of Contracts	Exercise Price	Maturity Date	Value
WRITTEN CALL OPTIONS - 1.04%
Activision Blizzard, Inc.	85	$36.00	11/18/2016	$(47,388)
Dave & Buster's Entertainment, Inc.	50	40.00	10/21/2016	(31,500)
Dave & Buster's Entertainment, Inc.	100	45.00	1/20/2017	(42,600)
iShares® Silver Trust	110	16.50	10/21/2016	(32,780)
iShares® Silver Trust	190	16.00	10/21/2016	(64,600)
Match Group, Inc.	100	17.50	12/16/2016	(10,200)
Match Group, Inc.	50	15.00	12/16/2016	(10,250)
The Priceline Group, Inc.	2	1,400.00	10/21/2016	(10,120)
The Priceline Group, Inc.	2	1,440.00	1/20/2017	(14,040)
The Rubicon Project, Inc.	100	15.00	12/16/2016	(14,500)
USA Technologies, Inc.	150	5.00	12/16/2016	(7,125)

Total Written Call Options (Premiums Received $189,590)				$(285,103)

Summary of Investments
	% of Net Assets		Value
Common Stocks
Consumer Discretionary	11.89		$3,255,234
Financials	19.86		5,435,118
Health Care	1.89		516,555
Industrials	3.84		1,051,125
Information Technology	20.07		5,494,800
Preferred Stocks	1.32		362,232
Closed End Funds	2.09		571,400
Exchange Traded Funds	2.47		677,250
Convertible Corporate Bonds	2.19		598,500
Warrants	3.12		852,800
Purchased Options	0.00	(a)	1,190
Short Term & Other Assets in Excess of Liabilities	31 .26		8,555,694
Total	100.00%		$27,371,898

(a)	Less than 0.005% Net Assets.

See Notes to Quarterly Schedule of Investments.

Centaur Mutual Fund Trust
Notes to Quarterly Schedule of Investments
July 31, 2016 (Unaudited)

1. ORGANIZATION

The Centaur Total Return Fund (the “Fund”), is an active investment portfolio of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as non-diversified as defined in the 1940 Act.

The Fund commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in companies that Centaur Capital Partners, L.P. (the “Advisor”) believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

Centaur Total Return Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$15,752,832	$–	$–	$15,752,832
Preferred Stocks	362,232	–	–	362,232
Closed End Funds	571,400	–	–	571,400
Exchange Traded Funds	677,250	–	–	677,250
Convertible Corporate Bonds	–	598,500	–	598,500
Warrants	852,800	–	–	852,800
Purchased Options	1,190	–	–	1,190
Short Term Investment	8,434,586	–	–	8,434,586
Total	$26,652,290	$598,500	$–	$27,250,790
Other Financial Instruments
Liabilities
Written Options	$(285,103)	$–	$–	$(285,103)
Total	$(285,103)	$–	$–	$(285,103)

For the period ended July 31, 2016, there have been no significant changes to the Fund’s fair value methodologies. The Fund recognizes transfers between levels as of the end of the period in which the transfer occurred. During the period July 31, 2016, there were no transfers between Level 1 and Level 2 for the fund.

For the period ended July 31, 2016, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Underlying Investment In Other Investment Companies
The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Institutional Money Market Fund. The Fund may redeem its investment from the Fidelity Institutional Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. The financial statements of the Fidelity Institutional Money Market Fund, a series of the Fidelity Funds, including the portfolio of investments, are included in the Fidelity Institutional Money Market Fund’s NCSR filing dated May 31, 2016, available at www.sec.gov or can be found at www.fidelity.com and should be read in conjunction with the Fund’s financial statements. As of July 31, 2016, the percentage of net assets invested in the Fidelity Institutional Money Market Fund was 30.82%.

Option Writing/Purchasing
The Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. Written option activity for the period ended July 31, 2016 was as follows:

Centaur Total Return Fund Option Contracts Written for the period ended July 31, 2016	Contracts	Premiums Received
Options Outstanding, Beginning of Year	286	$91,625
Options written	2,024	368,160
Options closed	(1,371)	(270,195)
Options Outstanding, End of the Period	939	$189,590

Warrants
The Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and/or preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk; however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2016 is as follows:

	Cost of Investments for Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Centaur Total Return Fund	$25,404,459	$2,198,824	$(352,493)	$1,846,331

The difference between book basis and tax basis net unrealized appreciation/(depreciation) is attributable to the tax adjustments.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a‑2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTAUR MUTUAL FUNDS TRUST

By:	/s/ M. Ezekial Ashton
M. Ezekial Ashton
President and Principal Executive Officer

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M. Ezekial Ashton
M. Ezekial Ashton
President and Principal Executive Officer

Date:	September 23, 2016

By:	/s/ Gennifer Ashton
Gennifer Ashton
Treasurer and Principal Financial Officer

Date:	September 23, 2016